Investment Portfolio - Government and Corporate Securities - Summary of Investments In Argentine And Other Governments And Corporate Securities (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Government Securities [Abstract]
Government debt instruments held	$ 683,599,770	$ 369,408,733
Investment Funds [Abstract]
Investment Funds Equity	3,926,704	3,710,885
Listed Securities [Member]
Corporate Securities [Abstract]
Corporate debt instruments held	60,468	70,288
Unlisted Securities [Member]
Corporate Securities [Abstract]
Corporate debt instruments held	3,722,935	2,649,764
Pesos [Member]
Government Securities [Abstract]
Government debt instruments held	677,686,030	366,256,274
Foreign Currency [Member]
Government Securities [Abstract]
Government debt instruments held	5,913,740	3,152,459
Argentine Government bonds [Member] | Pesos [Member]
Government Securities [Abstract]
Government debt instruments held	156,496,037	128,559,737
Argentine Government bonds [Member] | Foreign Currency [Member]
Government Securities [Abstract]
Government debt instruments held	3,788,200	3,152,459
Argentine Treasury bills [Member] | Pesos [Member]
Government Securities [Abstract]
Government debt instruments held	37,679,304	27,917,365
Liquidity Bills issued by the BCRA [Member] | Pesos [Member]
Government Securities [Abstract]
Government debt instruments held	483,510,689	209,779,172
Liquidity Bills issued by the BCRA [Member] | Foreign Currency [Member]
Government Securities [Abstract]
Government debt instruments held	2,125,540	0
Trading equity securities [member] | Listed Securities [Member]
Corporate Securities [Abstract]
Corporate debt instruments held	60,468	70,288
Debt securities [member] | Unlisted Securities [Member]
Corporate Securities [Abstract]
Corporate debt instruments held	$ 3,722,935	$ 2,649,764